Income Taxes (Details 1) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 309,931
Deferred		(65,574)
State
Current
Deferred
Change in valuation allowance		65,574
Income tax provision	$ 0	$ 309,931